Other non-current assets, net (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Equipment, fixtures & fittings	$ 778,006	$ 760,311
Other Assets, Noncurrent	3,658,006	3,640,311
Finance Liability [Member]
Amount receivable in respect of finance leases	$ 2,880,000	$ 2,880,000